10-Q LONG-TERM DEBT - SPV Purchase and Sale and SPV Investment Facility (Details)		3 Months Ended	12 Months Ended
	Jul. 05, 2023 USD ($) extension	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Policy APA
Debt Instrument [Line Items]
Insurance policies fair value	$ 10,000,000
SPV Investment Facility | Line of Credit
Debt Instrument [Line Items]
Face amount	$ 25,000,000
Interest rate (as a percent)	12.00%
Debt instrument term	3 years
Number of extensions | extension	2
Debt instrument extension term	1 year
Interest expense paid		$ 2,341,832	$ 1,538,004	$ 0
SPV Investment Facility | Line of Credit | Secured borrowing
Debt Instrument [Line Items]
Face amount	$ 15,000,000